Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 10,456,840,201	$ 4,322,795,167	$ 1,913,987,033	$ 11,387,783,976	$ 12,976,786	$ 1,127,250	$ 28,095,510,413
ITALY UPSTREAM ASSET [Member]
Total	4,128,063	74,213,782	80,220,786				158,562,631
ORMEN LANGE [Member]
Total				2,083,221,642			2,083,221,642
BRENT AND OTHER NORTHERN NORTH SEA PROJECTS [Member]
Total	(32,113,820)		563,325				(31,550,495)
ONEGAS WEST [Member]
Total			3,232,597				3,232,597
UK OFFSHORE OPERATED [Member]
Total			2,119,313				2,119,313
WEST OF SHETLAND NON-OPERATED [Member]
Total			1,076,456				1,076,456
UK EXPLORATION PROJECTS [Member]
Total			1,117,783				1,117,783
KARACHAGANAK [Member]
Total	242,741,780						242,741,780
SABAH INBOARD AND DEEPWATER OIL [Member]
Total	158,435,164	303,452,674		1,435,194,825			1,897,082,663
SARAWAK OIL AND GAS [Member]
Total	116,047,586	193,538,821		881,807,982			1,191,394,389
SABAH GAS (NON-OPERATED) [Member]
Total	16,208,714	3,017,327					19,226,041
BLOCK 10 CONCESSION [Member]
Total			400,000	633,711,368			634,111,368
BLOCK 6 CONCESSION [Member]
Total	3,954,062,451						3,954,062,451
BLOCK 11 CONCESSION [Member]
Total			250,000				250,000
BLOCK 55 CONCESSION [Member]
Total			250,000				250,000
PEARL GTL [Member]
Total	1,507,244,066		30,538,723	1,801,453,896			3,339,236,685
QGC [Member]
Total	583,570,540	356,590,166	13,412,457			266,428	953,839,591
NORTH WEST SHELF [Member]
Total		111,989,284					111,989,284
EGYPT OFFSHORE DEVELOPMENT [Member]
Total	41,164,348				540,000		41,704,348
DW BLOCK 4 [Member]
Total					1,300,000		1,300,000
BLOCK 1 AND 4 [Member]
Total			140,000				140,000
HASDRUBAL CONCESSION [Member]
Total	24,904,580	4,941,633					29,846,213
GREATER DEEP BASIN [Member]
Total		656,638	119,099				775,737
GROUNDBIRCH [Member]
Total		2,915,313	1,304,684				4,219,997
ATHABASCA OIL SANDS [Member]
Total	172,567,072						172,567,072
FOOTHILLS [Member]
Total		1,126,040					1,126,040
ALASKA EXPLORATION [Member]
Total			243,408				243,408
GULF OF AMERICA (WEST) [Member]
Total		111,406,752	126,720				111,533,472
GULF OF AMERICA (CENTRAL) [Member]
Total		1,076,187,269	282,312				1,076,469,581
GULF OF AMERICA EXPLORATION [Member]
Total			80,026,087				80,026,087
ARGENTINA UNCONVENTIONAL PROJECTS [Member]
Total	1,984,309	141,493,849	123,276	53,082,051			196,683,485
ACAMBUCO [Member]
Total		2,475,819					2,475,819
BASIN EXPLORATION PROJECTS [Member]
Total			3,244,993		9,540,351		12,785,344
BC-10 [Member]
Total		31,254,519	1,251,598				32,506,117
BM-S-9, BM-S-9A, BM-S-11, BM-S-11A AND ENTORNO DE SAPINHOA [Member]
Total		882,483,636	1,551,284,244	29,716,011			2,463,483,891
LIBRA PSC [Member]
Total		233,949,525		297,972,808			531,922,333
BIJUPIRA AND SALEMA [Member]
Total			501,608				501,608
COLOMBIA EXPLORATION (OPERATED) [Member]
Total			489,880				489,880
BLOCK 5C [Member]
Total			1,714,071	84,428,910			86,142,981
COLIBRI [Member]
Total			3,332,208	120,876,414			124,208,622
EAST COAST MARINE AREA [Member]
Total			2,100,156	99,098,428			101,198,584
NORTH COAST MARINE AREA 1 [Member]
Total			2,268,615	58,286,833			60,555,448
CENTRAL BLOCK [Member]
Total	561,771	2,210,566	900,921				3,673,258
EXPLORATION [Member]
Total			2,017,530		300,000		2,317,530
DEEPWATER ATLANTIC AREA [Member]
Total			537,570				537,570
MANATEE [Member]
Total			847,999				847,999
PSC 1993 (OPL 212/OML 118, OPL 219/OML 135) [Member]
Total	303,125,852	452,170,096	32,015,797	649,948,707			1,437,260,452
PSC 1993 (OML 133) [Member]
Total	136,652,153						136,652,153
EAST ASSET [Member]
Total				1,300,681,939			1,300,681,939
WEST ASSET [Member]
Total				1,854,318,520			1,854,318,520
DEUTSCHE SHELL HOLDING GmbH [Member]
Total	243,935,441						243,935,441
A/S NORSKE SHELL [Member]
Total	1,300,962,023		122,391				1,301,084,414
SHELL U.K. LIMITED [Member]
Total	15,464,073		3,374,055				18,838,128
SHELL EXPLORATION AND PRODUCTION BRUNEI B.V. [Member]
Total	5,228,487	8,660,091		$ 3,983,642			17,872,220
SHELL DEEPWATER BORNEO B.V. [Member]
Total	39,001,133						39,001,133
SHELL CHINA EXPLORATION AND PRODUCTION COMPANY LIMITED [Member]
Total	10,343,616						10,343,616
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member]
Total	(17,715,638)						(17,715,638)
SABAH SHELL PETROLEUM COMPANY LIMITED [Member]
Total	4,502,043						4,502,043
SARAWAK SHELL BERHAD [Member]
Total	3,394,907						3,394,907
SHELL ENERGY ASIA LIMITED [Member]
Total	2,616,753						2,616,753
SHELL OIL AND GAS (MALAYSIA) LLC [Member]
Total	595,653						595,653
SHELL SABAH SELATAN SENDRIAN BERHAD [Member]
Total	4,124,081						4,124,081
SHELL AUSTRALIA PTY LTD [Member]
Total	694,167,153						694,167,153
SHELL EGYPT N.V. [Member]
Total					$ 1,296,435		1,296,435
MEXICO EXPLORATION DEEPWATER [Member]
Total			21,527,002				21,527,002
SHELL PETROLEUM INC. [Member]
Total	53,638,500						53,638,500
SHELL OFFSHORE INC. [Member]
Total						$ 860,822	860,822
SHELL EXPLORATION AND PRODUCTION COMPANY [Member]
Total	(400,000)						(400,000)
SHELL BRASIL PETROLEO LTDA. [Member]
Total	656,740,954						656,740,954
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member]
Total	$ 208,956,393	$ 328,061,367	70,468,901				607,486,661
SHELL NIGERIA EXPLORATION AND PRODUCTION COMPANY LTD [Member]
Total			$ 440,468				$ 440,468